Deposits (Details) (USD $) In Millions	Jun. 30, 2011	Dec. 31, 2010
U.S. offices:
Noninterest-bearing	$ 287,654	$ 228,555
Demand	34,889	33,368
Savings	350,216	334,632
Time (included $3,555 and $2,733 at fair value)	84,513	87,237
Total interest-bearing deposits	469,618	455,237
Total deposits in U.S. offices	757,272	683,792
Non-U.S. offices:
Noninterest-bearing	13,422	10,917
Demand	204,351	174,417
Savings	721	607
Time (included $1,233 and $1,636 at fair value)	72,919	60,636
Total interest-bearing deposits	277,991	235,660
Total deposits in non-U.S. offices	291,413	246,577
Total deposits	1,048,685	930,369
Fair value
U.S. offices:
Time (included $3,555 and $2,733 at fair value)	3,555	2,733
Non-U.S. offices:
Time (included $1,233 and $1,636 at fair value)	$ 1,233	$ 1,636